UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06325

BNY Mellon Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/2021

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Midcap Index Fund, Inc.

SEMIANNUAL REPORT April 30, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2020 through April 30, 2021, as provided by Thomas J. Durante, CFA, David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll, and Marlene Walker Smith, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2021 BNY Mellon Midcap Index Fund, Inc. Class I shares produced a total return of 44.22%, and its Investor shares returned 44.04%.1 In comparison, the S&P MidCap 400® Index (the “Index”), the fund’s benchmark, produced a total return of 44.34% for the same period.2,3

Mid-cap stocks gained ground during the reporting period amid central bank policies that supported investor confidence, the implementation of a COVID-19 vaccine rollout and impending economic reopening. The difference in returns between the fund and the Index during the reporting period was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index and in futures whose performance is tied to the Index. The fund generally invests in all 400 stocks in the Index, in proportion to their weighting in the Index.

The Index is an unmanaged index of 400 common stocks of medium-sized companies. S&P weights each company’s stock in the Index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the Index generally have market capitalizations ranging between approximately $3.2 billion and $9.8 billion, to the extent consistent with market conditions.

Stimulus and Optimism Supports Equity Rally

After a bout of fall volatility, investor sentiment turned optimistic in November 2020. Resolution in the U.S. presidential election and promising progress towards a COVID-19 vaccine helped stocks resurrect their upward momentum. December 2020 brought vaccine approvals and passage of another U.S. fiscal stimulus package, both of which helped to support the rally. Ten-year U.S. Treasury rates began to rise as market participants anticipated the beginning of a strong global economic recovery. A strong rotation began out of companies that were able to benefit in the COVID-19 economy, such as technology and growth stocks. Investors began to support COVID-19-sensitive sectors of the market, which had previously lagged, as well as cyclical areas of the market on the theory that these sectors were offering more attractive valuations and would benefit most from economic reopening.

As the equity rally continued and sentiment strengthened, global bond yields rose and investors pulled back in March 2021. Economic centers of Europe such as Italy, France and Spain reinstituted lockdown measures as COVID-19 cases once again began to surge. During the month, the U.S. government passed another COVID-19 relief bill. The Biden administration also began to lay the groundwork for an infrastructure plan. Investor concerns were mollified as earnings season brought positive financial news from reporting companies. The equity rally continued in April. Stocks produced strong results for the six months.

Strong Performance from Industrials Companies

During the six months, demand surged for products provided by industrials companies. Supply chain and production difficulties that existed in the beginning of the pandemic have since been remedied, causing a backlog of demand. This backlog has also given increased pricing power to manufacturers, allowing them to raise prices. Future earnings reports for these companies are expected to be high due to these factors. In addition, the renewed emphasis on “green initiatives” from global governments and anticipated U.S. infrastructure spending is also raising the outlook for the sector. The machinery and building products industries were among the leading performers for the period. The consumer discretionary sector was also a strong contributor. The prospect of economic reopening led companies in the hotels, restaurants and leisure industry to outperform the broader market. Specialty retail has also seen a boost due to increased consumer spending and shoppers once again visiting bricks-and-mortar stores. The financials sector benefited from rising rates and an increased demand for lending products. Bank deposits and brokerage account balances have also increased. Retirement benefit companies are seeing a boost from an aging population. Banks are also well capitalized due to regulations put in place during the 2008 financial crisis.

During a period of such strong returns, some sectors did lag the broader market. The health care sector was one of the weakest performers, although it was still up over 20%. The utilities sector also trailed. Its label as a defensive sector worked against it during the period, as defensive sectors were not in favor.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that while COVID-19 and resulting economic implications continue to impact markets and the economy, the U.S. government and the U.S. Federal Reserve remain dedicated to supporting capital markets and the economy with various fiscal and monetary techniques. We expect the vaccine rollout and resulting economic reopening to support markets as well. As always, we continue to monitor factors that affect the fund’s investments.

May 17, 2021

1 DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should note that the fund’s short-term performance is highly unusual, in part due to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future. Total return includes reinvestment of dividends and any capital gains paid. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P MidCap 400® Index provides investors with a benchmark for midsized companies. The Index measures the performance of midsized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “S&P MidCap 400®” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use on behalf of the fund. The fund is not sponsored, endorsed, managed, advised, sold or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The prices of mid-cap company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Midcap Index Fund, Inc. from November 1, 2020 to April 30, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2021

	Investor Shares	Class I
Expenses paid per $1,000†	$3.03	$1.51
Ending value (after expenses)	$1,440.40	$1,442.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2021

	Investor Shares	Class I
Expenses paid per $1,000†	$2.51	$1.25
Ending value (after expenses)	$1,022.32	$1,023.55
†

Expenses are equal to the fund’s annualized expense ratio of .50% for Investor Shares and .25% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Automobiles & Components - 2.4%
Adient	100,119	[a]	4,639,514
Dana	153,945		3,894,809
Fox Factory Holding	44,400	[a]	6,803,412
Gentex	257,501		9,058,885
Harley-Davidson	161,854		7,828,878
Lear	57,633		10,595,251
The Goodyear Tire & Rubber Company	247,643	[a]	4,261,936
Thor Industries	58,264		8,249,600
Visteon	29,211	[a]	3,558,192
			58,890,477
Banks - 8.2%
Associated Banc-Corp	161,956		3,545,217
BancorpSouth Bank	102,281		3,026,495
Bank of Hawaii	42,737		3,884,366
Bank OZK	128,366		5,261,722
Cathay General Bancorp	79,427		3,215,205
CIT Group	104,831		5,586,444
Commerce Bancshares	110,917		8,630,452
Cullen/Frost Bankers	59,744		7,172,865
East West Bancorp	149,683		11,398,360
Essent Group	118,583		6,235,094
F.N.B.	338,688		4,365,688
First Financial Bankshares	150,188		7,371,227
First Horizon	585,188		10,703,089
Fulton Financial	174,233		2,970,673
Glacier Bancorp	101,367		5,975,585
Hancock Whitney	92,100		4,258,704
Home BancShares	162,098		4,511,187
International Bancshares	59,761		2,832,074
MGIC Investment	356,969		5,440,208
New York Community Bancorp	494,827		5,918,131
PacWest Bancorp	123,129		5,345,030
Pinnacle Financial Partners	80,244		7,032,584
Prosperity Bancshares	98,800		7,247,968
Signature Bank	60,370		15,183,659
Sterling Bancorp	203,030		5,102,144
Synovus Financial	158,019		7,404,770
TCF Financial	162,251		7,385,666
Texas Capital Bancshares	53,838	[a]	3,694,902
Trustmark	67,098		2,174,646
UMB Financial	45,670		4,431,360

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Banks - 8.2% (continued)
Umpqua Holdings	232,104		4,326,419
United Bankshares	136,008		5,341,034
Valley National Bancorp	430,911		5,933,644
Washington Federal	78,819		2,565,558
Webster Financial	95,885		5,073,275
Wintrust Financial	59,662		4,599,940
			205,145,385
Capital Goods - 12.7%
Acuity Brands	38,026		7,054,584
AECOM	156,153	[a]	10,373,244
AGCO	64,951		9,477,650
Axon Enterprise	67,185	[a]	10,185,918
Builders FirstSource	217,478	[a]	10,584,654
Carlisle	56,143		10,759,806
Colfax	121,448	[a]	5,488,235
Crane	52,118		4,902,219
Curtiss-Wright	43,467		5,559,429
Donaldson	132,739		8,346,628
Dycom Industries	32,569	[a]	3,055,298
EMCOR Group	57,849		6,930,310
EnerSys	44,956		4,117,070
Flowserve	137,469		5,449,271
Fluor	130,796	[a]	3,005,692
GATX	36,915		3,606,965
Graco	178,510		13,709,568
Hexcel	88,754	[a]	5,006,613
Hubbell	57,406		11,022,526
ITT	91,053		8,587,208
Kennametal	87,891		3,529,703
Lennox International	36,314		12,177,537
Lincoln Electric Holdings	62,786		8,039,747
MasTec	59,895	[a]	6,250,642
Mercury Systems	59,151	[a]	4,450,521
MSC Industrial Direct, Cl. A	49,217		4,437,405
Nordson	57,145		12,081,024
nVent Electric	177,308		5,399,029
Oshkosh	71,999		8,958,836
Owens Corning	110,933		10,739,424
Regal Beloit	42,863		6,190,703
Simpson Manufacturing	45,994		5,183,524
Sunrun	168,461	[a]	8,254,589
Terex	73,513		3,454,376
The Middleby	58,612	[a]	10,627,528

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Capital Goods - 12.7% (continued)
The Timken Company	72,388		6,071,182
The Toro Company	113,813		13,042,970
Trex	122,461	[a]	13,224,563
Trinity Industries	87,257		2,411,783
Univar Solutions	178,333	[a]	4,164,076
Valmont Industries	22,595		5,577,576
Watsco	34,621		10,139,106
Woodward	62,334		7,792,373
			319,421,105
Commercial & Professional Services - 3.6%
ASGN	56,279	[a]	5,919,425
CACI International, Cl. A	26,814	[a]	6,833,816
Clean Harbors	52,873	[a]	4,703,582
CoreLogic	77,195		6,152,441
FTI Consulting	35,928	[a]	4,988,603
Healthcare Services Group	78,803		2,360,150
Herman Miller	62,395		2,589,393
IAA	141,645	[a]	8,896,722
Insperity	37,852		3,313,564
KAR Auction Services	135,739	[a]	2,034,728
KBR	149,595		5,917,978
ManpowerGroup	58,031		7,015,368
MSA Safety	38,615		6,207,747
Science Applications International	61,395		5,489,941
Stericycle	97,353	[a]	7,426,087
Tetra Tech	57,658		7,358,891
The Brink's Company	52,741		4,215,061
			91,423,497
Consumer Durables & Apparel - 4.3%
Brunswick	82,162		8,802,015
Capri Holdings	158,996	[a]	8,757,500
Carter's	46,968		5,109,649
Columbia Sportswear	32,116		3,500,965
Deckers Outdoor	29,673	[a]	10,035,409
Helen of Troy	25,730	[a]	5,434,433
KB Home	94,754		4,569,985
Mattel	370,153	[a]	7,943,483
Polaris	61,307		8,584,819
Skechers USA, CI. A	145,280	[a]	7,044,627
Taylor Morrison Home	137,436	[a]	4,289,378
Tempur Sealy International	203,030		7,743,564
Toll Brothers	118,307		7,417,849
TopBuild	35,102	[a]	7,805,983

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Consumer Durables & Apparel - 4.3% (continued)
Tri Pointe Homes	126,720	[a]	3,018,470
YETI Holdings	79,631	[a]	6,802,080
			106,860,209
Consumer Services - 4.0%
Adtalem Global Education	53,212	[a]	1,825,704
Boyd Gaming	85,507	[a]	5,656,288
Choice Hotels International	30,730	[a]	3,497,074
Churchill Downs	36,580		7,736,670
Cracker Barrel Old Country Store	25,309	[a]	4,238,498
Graham Holdings, Cl. B	4,281		2,721,046
Grand Canyon Education	49,778	[a]	5,390,460
H&R Block	193,223		4,301,144
Jack in the Box	24,391		2,942,774
Marriott Vacations Worldwide	43,801	[a]	7,780,372
Papa John's International	34,619		3,348,350
Scientific Games	59,546	[a]	3,484,632
Service Corp. International	179,054		9,568,646
Six Flags Entertainment	79,768	[a]	3,747,501
Strategic Education	25,572		1,919,434
Texas Roadhouse	69,091		7,394,119
The Wendy's Company	188,532		4,255,167
Travel + Leisure	91,273		5,889,847
Wingstop	31,271		4,953,639
WW International	50,565	[a]	1,402,673
Wyndham Hotels & Resorts	98,378		7,192,416
			99,246,454
Diversified Financials - 3.3%
Affiliated Managers Group	45,001		7,252,811
Evercore, Cl. A	44,641		6,255,543
FactSet Research Systems	40,167		13,504,949
Federated Hermes	98,873		2,847,542
FirstCash	43,424		3,127,831
Interactive Brokers Group, Cl. A	85,271		6,098,582
Janus Henderson Group	180,015		6,190,716
Jefferies Financial Group	213,755		6,949,175
LendingTree	11,430	[a]	2,360,181
Navient	195,433		3,289,137
PROG Holdings	72,047		3,670,074
SEI Investments	125,824		7,730,627
SLM	356,146		7,001,830
Stifel Financial	111,587		7,720,705
			83,999,703

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Energy - 1.2%
Antero Midstream	307,012		2,652,584
ChampionX	196,281	[a]	4,123,864
Cimarex Energy	109,254		7,232,615
CNX Resources	234,150	[a]	3,142,293
EQT	296,130	[a]	5,656,083
Equitrans Midstream	428,812		3,499,106
Murphy Oil	153,161		2,593,016
World Fuel Services	65,626		2,029,812
			30,929,373
Food & Staples Retailing - .9%
BJ's Wholesale Club Holdings	144,895	[a]	6,472,460
Casey's General Stores	38,890		8,640,969
Grocery Outlet Holding	91,158	[a]	3,681,872
Sprouts Farmers Market	123,984	[a]	3,175,230
			21,970,531
Food, Beverage & Tobacco - 2.3%
Darling Ingredients	171,976	[a]	11,943,733
Flowers Foods	207,544		4,972,754
Ingredion	70,832		6,616,417
Lancaster Colony	20,858		3,852,681
Pilgrim's Pride	52,915	[a]	1,267,843
Post Holdings	63,193	[a]	7,190,100
Sanderson Farms	20,899		3,438,512
The Boston Beer Company, Cl. A	9,734	[a]	11,841,314
The Hain Celestial Group	86,197	[a]	3,534,939
Tootsie Roll Industries	18,849		595,063
TreeHouse Foods	59,515	[a]	2,832,914
			58,086,270
Health Care Equipment & Services - 6.4%
Acadia Healthcare	94,565	[a]	5,760,900
Amedisys	34,595	[a]	9,335,461
Avanos Medical	51,349	[a]	2,218,790
Cantel Medical	39,547	[a]	3,476,577
Chemed	16,871		8,040,887
Encompass Health	104,501		8,867,955
Envista Holdings	167,358	[a]	7,243,254
Globus Medical, Cl. A	81,511	[a]	5,850,044
Haemonetics	53,994	[a]	3,631,636
HealthEquity	88,085	[a]	6,691,817
Hill-Rom Holdings	70,099		7,726,312
ICU Medical	20,994	[a]	4,372,420
Integra LifeSciences Holdings	74,418	[a]	5,512,885
LHC Group	33,571	[a]	6,991,832

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Health Care Equipment & Services - 6.4% (continued)
LivaNova	51,838	[a]	4,399,491
Masimo	53,777	[a]	12,512,295
Molina Healthcare	61,363	[a]	15,653,701
Neogen	56,142	[a]	5,390,193
NuVasive	54,064	[a]	3,862,873
Patterson Companies	93,266		2,997,569
Penumbra	35,714	[a]	10,928,127
Progyny	38,679	[a]	2,201,222
Quidel	40,888	[a]	4,284,654
STAAR Surgical	49,433	[a]	6,772,815
Tenet Healthcare	112,820	[a]	6,685,713
			161,409,423
Household & Personal Products - .4%
Coty, Cl. A	303,823	[a]	3,041,268
Energizer Holdings	61,040		3,009,272
Nu Skin Enterprises, Cl. A	54,101		2,859,779
			8,910,319
Insurance - 4.2%
Alleghany	14,790	[a]	10,041,966
American Financial Group	73,947		9,085,128
Brighthouse Financial	93,180	[a]	4,359,892
Brown & Brown	247,596		13,167,155
CNO Financial Group	143,477		3,662,968
First American Financial	115,979		7,480,645
Kemper	65,336		5,100,128
Kinsale Captial Group	22,411		3,899,738
Mercury General	28,643		1,783,600
Old Republic International	298,680		7,353,502
Primerica	41,524		6,634,289
Reinsurance Group of America	71,574		9,342,554
RenaissanceRe Holdings	53,386		9,012,091
RLI	41,875		4,667,387
Selective Insurance Group	63,111		4,805,272
The Hanover Insurance Group	38,192		5,282,336
			105,678,651
Materials - 6.2%
AptarGroup	68,638		10,351,297
Ashland Global Holdings	57,974		4,997,939
Avient	96,884		4,918,801
Cabot	59,501		3,265,415
Cleveland-Cliffs	483,039	[a]	8,627,077
Commercial Metals	126,349		3,691,918
Compass Minerals International	35,955		2,442,064

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Materials - 6.2% (continued)
Eagle Materials	44,554	[a]	6,154,690
Greif, Cl. A	27,866		1,686,172
Ingevity	43,166	[a]	3,370,401
Louisiana-Pacific	112,447		7,408,008
Minerals Technologies	35,524		2,775,845
NewMarket	7,685		2,663,544
Olin	150,662		6,482,986
Reliance Steel & Aluminum	67,237		10,778,763
Royal Gold	69,746		7,801,788
RPM International	137,603		13,050,269
Sensient Technologies	44,619		3,669,467
Silgan Holdings	82,806		3,491,929
Sonoco Products	106,784		6,990,081
Steel Dynamics	211,936		11,491,170
The Chemours Company	174,097		5,257,729
The Scotts Miracle-Gro Company	42,828		9,900,120
United States Steel	279,007		6,419,951
Valvoline	190,578		5,984,149
Worthington Industries	36,609		2,389,103
			156,060,676
Media & Entertainment - 1.5%
Cable One	5,722		10,242,380
Cinemark Holdings	114,188	[a]	2,420,786
John Wiley & Sons, Cl. A	46,029		2,620,891
TEGNA	234,088		4,695,805
The New York Times Company, Cl. A	154,157		7,000,269
TripAdvisor	102,386	[a]	4,825,452
World Wrestling Entertainment, Cl. A	50,206		2,766,853
Yelp	73,988	[a]	2,907,728
			37,480,164
Pharmaceuticals Biotechnology & Life Sciences - 5.2%
Arrowhead Pharmaceuticals	109,226	[a]	7,947,284
Bio-Techne	41,057		17,551,457
Charles River Laboratories International	52,660	[a]	17,506,817
Emergent BioSolutions	47,670	[a]	2,906,917
Exelixis	331,663	[a]	8,165,543
Halozyme Therapeutics	135,051	[a]	6,745,797
Jazz Pharmaceuticals	59,317	[a]	9,751,715
Ligand Pharmaceuticals	17,870	[a]	2,607,054
Medpace Holdings	29,271	[a]	4,966,703
Nektar Therapeutics	191,644	[a]	3,758,139
Neurocrine Biosciences	99,463	[a]	9,398,259
PRA Health Sciences	68,007	[a]	11,349,688

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.2% (continued)
Repligen	53,858	[a]	11,402,277
Syneos Health	87,846	[a]	7,453,733
United Therapeutics	46,905	[a]	9,454,172
			130,965,555
Real Estate - 9.2%
American Campus Communities	145,263	[b]	6,567,340
Apartment Income REIT	158,230	[b]	7,144,084
Brixmor Property Group	313,220	[b]	6,997,335
Camden Property Trust	103,167	[b]	12,429,560
CoreSite Realty	45,107	[b]	5,480,049
Corporate Office Properties Trust	117,903	[b]	3,306,000
Cousins Properties	156,700	[b]	5,746,189
CyrusOne	126,818	[b]	9,236,155
Douglas Emmett	173,988	[b]	5,835,558
EastGroup Properties	42,136	[b]	6,685,298
EPR Properties	78,680	[a,b]	3,753,823
First Industrial Realty Trust	137,212	[b]	6,829,041
Healthcare Realty Trust	147,236	[b]	4,735,110
Highwoods Properties	109,519	[b]	4,905,356
Hudson Pacific Properties	161,083	[b]	4,528,043
JBG SMITH Properties	116,325	[b]	3,793,358
Jones Lang LaSalle	53,830	[a]	10,115,195
Kilroy Realty	112,586	[b]	7,716,644
Lamar Advertising, Cl. A	91,058	[b]	9,018,384
Life Storage	80,209	[b]	7,704,877
Medical Properties Trust	613,497	[b]	13,527,609
National Retail Properties	184,481	[b]	8,563,608
Omega Healthcare Investors	244,049	[b]	9,273,862
Park Hotels & Resorts	251,049	[a,b]	5,600,903
Pebblebrook Hotel Trust	137,299	[b]	3,278,700
Physicians Realty Trust	223,966	[b]	4,194,883
Potlatchdeltic	71,332	[b]	4,234,268
PS Business Parks	21,098	[b]	3,425,682
Rayonier	145,305	[b]	5,271,665
Rexford Industrial Realty	139,706	[b]	7,760,668
Sabra Health Care REIT	221,838	[b]	4,030,796
Service Properties Trust	174,752	[b]	2,152,071
SL Green Realty	73,181	[b]	5,416,126
Spirit Realty Capital	121,956	[b]	5,797,788
STORE Capital	252,533	[b]	9,038,156
The Macerich Company	121,147	[b]	1,670,617
Urban Edge Properties	115,976	[b]	2,186,148

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Real Estate - 9.2% (continued)
Weingarten Realty Investors	126,266	[b]	4,083,442
			232,034,391
Retailing - 4.2%
American Eagle Outfitters	157,697		5,451,585
AutoNation	58,107	[a]	5,954,805
Dick's Sporting Goods	69,806		5,764,579
Five Below	59,086	[a]	11,892,239
Foot Locker	110,735		6,531,150
Grubhub	99,069	[a]	6,740,655
Kohl's	166,026		9,739,085
Lithia Motors, Cl. A	28,159		10,823,756
Murphy USA	27,028		3,767,703
Nordstrom	114,688	[a]	4,206,756
Ollie's Bargain Outlet Holdings	60,020	[a]	5,538,045
RH	17,200	[a]	11,833,944
Urban Outfitters	72,595	[a]	2,606,161
Williams-Sonoma	81,029		13,835,702
			104,686,165
Semiconductors & Semiconductor Equipment - 3.9%
Amkor Technology	115,159		2,328,515
Brooks Automation	78,862		7,991,086
Cirrus Logic	60,924	[a]	4,533,355
CMC Materials	30,971		5,681,011
Cree	121,900	[a]	12,119,298
First Solar	90,147	[a]	6,898,950
Lattice Semiconductor	144,282	[a]	7,258,827
MKS Instruments	58,389		10,458,054
Semtech	68,514	[a]	4,641,138
Silicon Laboratories	46,676	[a]	6,578,982
SolarEdge Technologies	54,570	[a]	14,381,378
Synaptics	36,821	[a]	5,150,153
Universal Display	45,325		10,138,749
			98,159,496
Software & Services - 5.0%
ACI Worldwide	123,489	[a]	4,665,415
Alliance Data Systems	52,798		6,222,244
Blackbaud	51,572	[a]	3,667,801
CDK Global	129,415		6,935,350
Ceridian HCM Holding	138,490	[a]	13,084,535
Commvault Systems	49,413	[a]	3,434,698
Concentrix	44,186	[a]	6,865,621
Fair Isaac	30,935	[a]	16,129,818
J2 Global	44,786	[a]	5,419,106

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Software & Services - 5.0% (continued)
Liveramp Holdings	70,399	[a]	3,448,143
Manhattan Associates	67,183	[a]	9,220,195
MAXIMUS	65,278		5,982,076
Paylocity Holding	39,874	[a]	7,705,252
Perspecta	144,185		4,220,295
Qualys	35,281	[a]	3,576,082
Sabre	336,902	[a]	5,046,792
SailPoint Technologies Holdings	96,349	[a]	4,704,722
Teradata	114,853	[a]	5,681,778
WEX	46,539	[a]	9,550,268
			125,560,191
Technology Hardware & Equipment - 4.8%
Arrow Electronics	78,838	[a]	8,993,051
Avnet	104,283		4,580,109
Belden	47,211		2,043,292
Ciena	163,312	[a]	8,242,357
Cognex	186,258		16,040,539
Coherent	25,982	[a]	6,755,060
Genpact	182,100	[a]	8,654,667
II-VI	111,373	[a]	7,477,583
Jabil	143,972		7,547,012
Littelfuse	26,079		6,917,194
Lumentum Holdings	80,473	[a]	6,844,229
National Instruments	138,882		5,751,104
NCR	138,143	[a]	6,320,042
NETSCOUT Systems	76,867	[a]	2,013,531
SYNNEX	43,823		5,311,348
Viasat	68,426	[a]	3,543,783
Vishay Intertechnology	139,521		3,428,031
Vontier	177,853	[a]	5,573,913
Xerox Holdings	176,083		4,250,644
			120,287,489
Telecommunication Services - .3%
Iridium Communications	125,446	[a]	4,765,694
Telephone & Data Systems	105,568		2,425,953
			7,191,647
Transportation - 2.0%
Avis Budget Group	54,207	[a]	4,857,489
JetBlue Airways	335,902	[a]	6,838,965
Kirby	63,251	[a]	4,029,089
Knight-Swift Transportation Holdings	129,384		6,096,574
Landstar System	40,527		6,981,992
Ryder System	56,968		4,548,325

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Transportation - 2.0% (continued)
Werner Enterprises	59,989		2,773,291
XPO Logistics	108,121	[a]	15,041,794
			51,167,519
Utilities - 3.3%
ALLETE	54,700		3,848,692
Black Hills	66,157		4,563,510
Essential Utilities	235,268		11,088,181
Hawaiian Electric Industries	115,083		4,955,474
IDACORP	53,593		5,492,211
MDU Resources Group	211,684		7,082,947
National Fuel Gas	96,081		4,771,382
New Jersey Resources	101,354		4,251,800
NorthWestern	53,659		3,650,422
OGE Energy	212,598		7,134,789
ONE Gas	56,088		4,513,401
PNM Resources	90,429		4,463,575
Southwest Gas Holdings	59,955		4,180,063
Spire	54,405		4,098,873
UGI	219,616		9,599,415
			83,694,735
Total Common Stocks (cost $1,348,200,447)			2,499,259,425
	Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
0.03%, 9/9/2021 (cost $801,928)	802,000	[c,d]	801,957

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - ..6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $13,998,684)	0.05	13,998,684	[e]	13,998,684
Total Investments (cost $1,363,001,059)		100.1%		2,514,060,066
Liabilities, Less Cash and Receivables		(.1%)		(2,078,163)
Net Assets		100.0%		2,511,981,903

REIT—Real Estate Investment Trust

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Held by a counterparty for open exchange traded derivative contracts.

d Security is a discount security. Income is recognized through the accretion of discount.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	18.4
Financials	15.7
Consumer Discretionary	14.7
Information Technology	13.4
Health Care	11.6
Real Estate	9.2
Materials	6.2
Consumer Staples	3.6
Utilities	3.3
Communication Services	1.8
Energy	1.2
Investment Companies	.6
Technology	.4
Government	.0
100.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/20 ($)	Purchases ($)†	Sales ($)	Value 4/30/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	6,698,779	271,340,243	(264,040,338)	13,998,684.6		5,547
Investment of Cash Collateral for Securities Loaned:††
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	8,924,121	543,773	(9,467,894)	-	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares	-	59,066,135	(59,066,135)	-	-	136,577†††
Total	15,622,900	330,950,151	(332,574,367)	13,998,684.6		142,124

† Includes reinvested dividends/distributions.

†† Effective November 9, 2020, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares.

††† Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF FUTURES

April 30, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's Midcap 400 E-mini	52	6/18/2021	13,990,060	14,145,560	155,500
Gross Unrealized Appreciation				155,500

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	1,349,002,375	2,500,061,382
Affiliated issuers	13,998,684	13,998,684
Receivable for investment securities sold		8,386,932
Receivable for shares of Common Stock subscribed		854,962
Dividends receivable		669,893
		2,523,971,853
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		876,446
Payable for investment securities purchased		8,654,667
Payable for shares of Common Stock redeemed		2,111,020
Payable for futures variation margin—Note 4		199,167
Directors’ fees and expenses payable		148,650
		11,989,950
Net Assets ($)		2,511,981,903
Composition of Net Assets ($):
Paid-in capital		1,165,830,044
Total distributable earnings (loss)		1,346,151,859
Net Assets ($)		2,511,981,903

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	1,880,427,374	631,554,529
Shares Outstanding	47,870,503	16,139,668
Net Asset Value Per Share ($)	39.28	39.13

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2021 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	17,056,160
Affiliated issuers	5,547
Income from securities lending—Note 1(b)	136,577
Interest	320
Total Income	17,198,604
Expenses:
Management fee—Note 3(a)	2,933,959
Shareholder servicing costs—Note 3(b)	2,174,772
Directors’ fees—Note 3(a,c)	141,750
Loan commitment fees—Note 2	18,747
Interest expense—Note 2	106
Total Expenses	5,269,334
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(141,750)
Net Expenses	5,127,584
Investment Income—Net	12,071,020
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	203,141,962
Net realized gain (loss) on futures	6,991,923
Net Realized Gain (Loss)	210,133,885
Net change in unrealized appreciation (depreciation) on investments	613,960,332
Net change in unrealized appreciation (depreciation) on futures	629,214
Net Change in Unrealized Appreciation (Depreciation)	614,589,546
Net Realized and Unrealized Gain (Loss) on Investments	824,723,431
Net Increase in Net Assets Resulting from Operations	836,794,451

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations ($):
Investment income—net	12,071,020	27,217,306
Net realized gain (loss) on investments	210,133,885	262,938,922
Net change in unrealized appreciation (depreciation) on investments	614,589,546	(354,403,837)
Net Increase (Decrease) in Net Assets Resulting from Operations	836,794,451	(64,247,609)
Distributions ($):
Distributions to shareholders:
Investor Shares	(171,561,929)	(194,638,217)
Class I	(64,553,175)	(81,299,384)
Total Distributions	(236,115,104)	(275,937,601)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	91,166,091	176,665,684
Class I	22,815,504	140,593,279
Distributions reinvested:
Investor Shares	167,504,997	189,969,095
Class I	37,016,417	41,048,264
Cost of shares redeemed:
Investor Shares	(289,891,969)	(604,536,723)
Class I	(123,090,618)	(341,157,493)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(94,479,578)	(397,417,894)
Total Increase (Decrease) in Net Assets	506,199,769	(737,603,104)
Net Assets ($):
Beginning of Period	2,005,782,134	2,743,385,238
End of Period	2,511,981,903	2,005,782,134
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	2,538,650	6,241,855
Shares issued for distributions reinvested	5,031,691	5,842,156
Shares redeemed	(8,134,655)	(20,501,751)
Net Increase (Decrease) in Shares Outstanding	(564,314)	(8,417,740)
Class Ia
Shares sold	634,696	5,239,754
Shares issued for distributions reinvested	1,117,308	1,268,434
Shares redeemed	(3,472,936)	(12,212,580)
Net Increase (Decrease) in Shares Outstanding	(1,720,932)	(5,704,392)

[a]

During the period ended April 30, 2021, 7,015 Investor shares representing $273,020 were exchanged for 7,042 Class I shares and during the period ended October 31, 2020, 11,406 Class I shares representing $284,760 were exchanged for 11,365 Investor shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2021		Year Ended October 31,
Investor Shares	(Unaudited)	2020	2019	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	30.27	34.13	36.02	39.03	35.17	37.70
Investment Operations:
Investment income—net[b]	.17	.34	.40	.42	.32	.42
Net realized and unrealized gain (loss) on investments	12.50	(.67)	1.82	(.11)	7.30	1.45
Total from Investment Operations	12.67	(.33)	2.22	.31	7.62	1.87
Distributions:
Dividends from investment income—net	(.38)	(.43)	(.44)	(.35)	(.38)	(.43)
Dividends from net realized gain on investments	(3.28)	(3.10)	(3.67)	(2.97)	(3.38)	(3.97)
Total Distributions	(3.66)	(3.53)	(4.11)	(3.32)	(3.76)	(4.40)
Net asset value, end of period	39.28	30.27	34.13	36.02	39.03	35.17
Total Return (%)	44.04[c]	(1.66)	8.48	.52	22.89	5.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[d]	.52	.51	.51	.51	.51
Ratio of net expenses to average net assets	.50[d]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	.96[d]	1.13	1.19	1.09	.88	1.23
Portfolio Turnover Rate	8.13[c]	17.90	15.37	15.73	24.48	21.68
Net Assets, end of period ($ x 1,000)	1,880,427	1,466,328	1,940,533	2,189,027	2,711,092	3,191,813

a On August 31, 2016, the fund redesignated existing shares as Investor shares.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2021		Year Ended October 31,
Class I Shares	Unaudited	2020	2019	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	30.20	34.07	36.00	39.01	35.18	36.39
Investment Operations:
Investment income—net[b]	.22	.42	.48	.50	.42	.02
Net realized and unrealized gain (loss) on investments	12.46	(.67)	1.81	(.08)	7.28	(1.23)
Total from Investment Operations	12.68	(.25)	2.29	.42	7.70	(1.21)
Distributions:
Dividends from investment income—net	(.47)	(.52)	(.55)	(.46)	(.49)	-
Dividends from net realized gain on investments	(3.28)	(3.10)	(3.67)	(2.97)	(3.38)	-
Total Distributions	(3.75)	(3.62)	(4.22)	(3.43)	(3.87)	-
Net asset value, end of period	39.13	30.20	34.07	36.00	39.01	35.18
Total Return (%)	44.22[c]	(1.42)	8.76	.79	23.17	(3.33)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.26[d]	.27	.26	.26	.26	.26[d]
Ratio of net expenses to average net assets	.25[d]	.25	.25	.25	.25	.25[d]
Ratio of net investment income to average net assets	1.22[d]	1.40	1.46	1.31	1.10	.70[d]
Portfolio Turnover Rate	8.13[c]	17.90	15.37	15.73	24.48	21.68
Net Assets, end of period ($ x 1,000)	631,555	539,454	802,852	1,114,049	1,024,602	5,867

a From August 31, 2016 (commencement of initial offering) to October 31, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Midcap Index Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek to match the performance of the S&P’s MidCap 400® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2021 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	2,499,259,425	-	-	2,499,259,425
Investment Companies	13,998,684	-	-	13,998,684
U.S. Treasury Securities	-	801,957	-	801,957
Other Financial Instruments:
Futures††	155,500	-	-	155,500

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2021, The Bank of

New York Mellon earned $17,843 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended April 30, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2020 was as follows: ordinary income $35,453,303 and long-term capital gains $240,484,298. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2021 was approximately $17,127 with a related weighted average annualized interest rate of 1.25%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of the interested Directors (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2021, fees reimbursed by the Adviser amounted to $141,750.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of ..25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts, such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2021, the fund was charged $2,174,772 pursuant to the Shareholder Services Plan.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $514,085 and Shareholder Services Plan fees of $384,861, which are offset against an expense reimbursement currently in effect in the amount of $22,500.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2021, amounted to $186,140,973 and $490,606,657, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2021 is discussed below.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2021 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2021:

Average Market Value ($)
Equity futures	18,864,313

At April 30, 2021, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,151,214,507, consisting of $1,191,268,147 gross unrealized appreciation and $40,053,640 gross unrealized depreciation.

At April 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 8-9, 2021, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Investor Class shares with the performance of a group of retail pure no-load S&P midcap 400 index funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional S&P midcap 400 index funds (the “Performance Universe”), all for various periods ended December 31, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail no-load S&P midcap 400 index funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance at the Performance Group median and within one basis point of the Performance Universe median for the ten-year period and below the Performance Group and Performance Universe medians for all other periods. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in most of the periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was slightly higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising the one separate account or other type of client portfolio that is considered to have similar investment strategies and policies as the fund (the “Similar Client”), and explained the nature of the Similar Client. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Client to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

BNY Mellon Midcap Index Fund, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Investor: PESPX Class I: DMIDX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0113SA0421

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Midcap Index Fund, Inc.

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2021

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 22, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)